OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS	(a)As of June 30, 2024, and December 31, 2023, other current assets consist of:

	June 30, 2024	December 31, 2023
	(Unaudited)
Advances to unrelated parties (i)	$472,851	$1,209,202
Advances to a related party	233,538	239,469
Advances to employees	88,407	78,566
Other current assets	86,383	112,833
	$881,179	$1,640,070

(i)	The advances to unrelated parties for business development are non-interest bearing and are due on demand.

SCHEDULE OF OTHER NON-CURRENT ASSETS	(b) As of June 30, 2024 and December 31, 2023, Other assets, non-current consist of:
	June 30, 2024	December 31, 2023
	(Unaudited)
Other assets, non-current, net	$359,519	$811,026
	$359,519	$811,026